Suppliers and contractors (Tables)	12 Months Ended
Dec. 31, 2021
Suppliers and contractors.
Summary of amount due to suppliers and contractors

	December 31, 2021	December 31, 2020
Third parties - Brazil	1,728	1,782
Third parties - Abroad	1,620	1,413
Related parties (note 31)	127	172
Total	3,475	3,367